JD Digits reorganization (Details) - Held-for-sale - JD Digits - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018
JD Digits reorganization
Percentage of equity stake disposed	68.60%
Amount raised	¥ 14,300,000
Percentage of profit sharing right	40.00%	36.00%
Percentage of equity interest can be converted from profit sharing right	40.00%	36.00%
Gain from the disposal of discontinued operations	¥ 14,193,481